Offerings	May 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	8,509,275
Proposed Maximum Offering Price per Unit	184.82
Maximum Aggregate Offering Price	$ 1,572,684,205.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 217,187.69
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”), that become issuable under the Astera Labs, Inc. 2024 Stock Option and Incentive Plan (“2024 Plan”) and the Astera Labs, Inc. 2024 Employee Stock Purchase Plan (“2024 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock.Represents an automatic annual increase equal to 5.0% of the total number of shares of the Registrant’s Common Stock outstanding on December 31 of the preceding year, which annual increase is provided by the 2024 Plan.Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $184.82 per share, which is the average of the high and low prices of the Registrant’s Common Stock on April 28, 2026, as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,701,861
Proposed Maximum Offering Price per Unit	157.10
Maximum Aggregate Offering Price	$ 267,362,363.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,922.74
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.0001 per share (“Common Stock”), that become issuable under the Astera Labs, Inc. 2024 Stock Option and Incentive Plan (“2024 Plan”) and the Astera Labs, Inc. 2024 Employee Stock Purchase Plan (“2024 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock.Represents an automatic increase equal to 1.0% of the total number of shares of the Registrant’s Common Stock outstanding on December 31 of the preceding year, which annual increase is provided by the 2024 ESPP.Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $157.10 per share, which is the average of the high and low prices of the Registrant’s Common Stock on April 28, 2026, as reported on the Nasdaq Global Select Market, multiplied by 85%. Pursuant to the 2024 ESPP, the purchase price of Common Stock reserved for issuance thereunder will be 85% of the Fair Market Value (as defined in the 2024 ESPP) of the Common Stock on the Offering Date (as defined in the 2024 ESPP) or the Exercise Date (as defined in the 2024 ESPP), whichever is less.